May 21, 2008

Supplement

SUPPLEMENT DATED MAY 21, 2008 TO THE PROSPECTUS OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
THE DIVIDEND GROWTH PORTFOLIO
CLASS X and CLASS Y
Dated May 1, 2008

The second, third and fourth paragraphs of the section of the Prospectus titled ‘‘The Portfolio — Portfolio Management’’ are hereby deleted and replaced with the following:

The Portfolio is managed within the US Active Equity team. The team consists of portfolio managers and analysts. Current members of the team jointly and primarily responsible for the day-to-day management of the Portfolio are Gregory R. Lai and Steven W. Pelensky, each a Managing Director of the Investment Adviser, Michael A. Petrino, an Executive Director of the Investment Adviser, and Jordan Floriani, a Vice President of the Investment Adviser.

Mr. Lai has been associated with the Investment Adviser in an investment management capacity since May 2007 and began managing the Portfolio in May 2008. Prior to May 2007, Mr. Lai was a Senior Portfolio Manager at Affinity Investment Advisors. Mr. Pelensky has been associated with the Investment Adviser in an investment management capacity since May 2007 and began managing the Portfolio in May 2008. Prior to May 2007, Mr. Pelensky was a Senior Portfolio Manager at Alliance Bernstein. Mr. Petrino has been associated with the Investment Adviser in an investment management capacity since May 2007 and began managing the Portfolio in May 2008. Prior to May 2007, Mr. Petrino was a Portfolio Manager at Affinity Investment Advisors. Ms. Floriani has been associated with the Investment Adviser in an investment management capacity since May 2007 and began managing the Portfolio in May 2008. Prior to May 2007, Ms. Floriani was a Portfolio Manager at Affinity Investment Advisors.

Mr. Lai is the lead portfolio manager of the Portfolio. All team members are responsible for the day-to-day management of the Portfolio and Mr. Lai is responsible for the execution of the overall strategy of the Portfolio.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

May 21, 2008

Supplement

SUPPLEMENT DATED MAY 21, 2008 TO THE STATEMENT OF ADDITIONAL INFORMATION OF
MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
CLASS X and CLASS Y
Dated May 1, 2008

The section of the Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — F. Fund Management — Other Accounts Managed by the Portfolio Managers — With respect to the Dividend Growth Portfolio’’ is hereby deleted and replaced with the following:

As of April 30, 2008:

Gregory R. Lai managed four registered investment companies with a total of approximately $3.1 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $19.9 million in assets; and 1,268 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $1.7 billion in assets.

Steven W. Pelensky managed four registered investment companies with a total of approximately $3.1 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $19.9 million in assets; and 1,268 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $1.7 billion in assets.

Michael A. Petrino managed four registered investment companies with a total of approximately $3.1 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $19.9 million in assets; and 1,268 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $1.7 billion in assets.

Jordan Floriani managed four registered investment companies with a total of approximately $3.1 billion in assets; one pooled investment vehicle other than registered investment companies with a total of approximately $19.9 million in assets; and 1,268 other accounts (which include separate accounts managed under certain ‘‘wrap fee programs’’) with a total of approximately $1.7 billion in assets.

The section of the Fund’s Statement of Additional Information entitled ‘‘V. Investment Advisory and Other Services — G. Fund Management — Securities Ownership of Portfolio Managers — With respect to the Dividend Growth Portfolio’’ is hereby deleted and replaced with the following:

Gregory R. Lai:

None

Steven Pelensky:

None

Michael A. Petrino:

None

Jordan Floriani:

None

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.